Stock Based Compensation Plans: (Details 2) - Jun. 30, 2015 - USD ($)	Total
Stock Based Compensation Plans: [Abstract]
Outstanding Options Number: $1.82 - $1.82	2,567,500
Outstanding Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 - $1.82	$ 5,571,475
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	186 days
Exercisable Options Number: $1.82 - $1.82	2,567,500
Exercisable Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 - $1.82	$ 5,571,475
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	186 days
Outstanding Options Number: $1.92 - $1.92	950,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 - $1.92	$ 1,966,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	5 years 343 days
Exercisable Options Number: $1.92 - $1.92	950,000
Exercisable Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 - $1.92	$ 1,966,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	5 years 343 days
Outstanding Options Number: $2.89 - $2.89	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 - $2.89	$ 1,782,550
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	1 year 215 days
Exercisable Options Number: $2.89 - $2.89	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 - $2.89	$ 1,782,550
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	1 year 215 days
Outstanding Options Number: $3.00 - $3.00	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 - $3.00	$ 247,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	2 years 347 days
Exercisable Options Number: $3.00 - $3.00	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 - $3.00	$ 247,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	2 years 347 days
Outstanding Options Number: $3.89 - $3.89	100,000
Outstanding Options Weighted Average Exercise Price: $3.89 - $3.89	$ 3.89
Outstanding Options Aggregate Intrinsic Value: $3.89 - $3.89	$ 10,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.89 - $3.89	4 years 259 days
Exercisable Options Number: $3.89 - $3.89	25,000
Exercisable Options Weighted Average Exercise Price: $3.89 - $3.89	$ 3.89
Exercisable Options Aggregate Intrinsic Value: $3.89 - $3.89	$ 2,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.89 - $3.89	4 years 259 days
Outstanding Options Number: $3.91 - $3.91	215,000
Outstanding Options Weighted Average Exercise Price: $3.91 - $3.91	$ 3.91
Outstanding Options Aggregate Intrinsic Value: $3.91 - $3.91	$ 17,200
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.91 - $3.91	10 years
Exercisable Options Number: $3.91 - $3.91	215,000
Exercisable Options Weighted Average Exercise Price: $3.91 - $3.91	$ 3.91
Exercisable Options Aggregate Intrinsic Value: $3.91 - $3.91	$ 17,200
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.91 - $3.91	10 years
Outstanding Options Number: $4.02 - $4.02	310,000
Outstanding Options Weighted Average Exercise Price: $4.02 - $4.02	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 - $4.02	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02 - $4.02	9 years 26 days
Exercisable Options Number: $4.02 - $4.02	206,663
Exercisable Options Weighted Average Exercise Price: $4.02 - $4.02	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 - $4.02	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02 - $4.02	9 years 26 days
Outstanding Options Number: $1.82 - $4.02	6,013,000
Outstanding Options Weighted Average Exercise Price: $1.82 - $4.02	$ 2.40
Outstanding Options Aggregate Intrinsic Value: $1.82 - $4.02	$ 9,595,225
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $4.02	2 years 223 days
Exercisable Options Number: $1.82 - $4.02	5,834,663
Exercisable Options Weighted Average Exercise Price: $1.82 - $4.02	$ 2.35
Exercisable Options Aggregate Intrinsic Value: $1.82 - $4.02	$ 9,587,725
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $4.02	2 years 172 days